ACQUISITION OF SPIN GAMES LLC - Revenue, Net loss, Pro-forma revenue and pro-forma net loss (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
ACQUISITION OF SPIN GAMES LLC
Pro forma revenue	€ 85,937
Pro forma net loss	4,312
Spin Games LLC
ACQUISITION OF SPIN GAMES LLC
Revenue of acquiree since acquisition date	2,987
Profit (loss) of acquiree since acquisition date	€ 2,477